Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Equity

Note 11 — Equity

Ordinary Shares

Powerbridge was established under the laws of Cayman Islands on July 27, 2018. The original authorized number of Ordinary Shares was 500,000,000 shares with a par value of $0.0001 per share. On August 18, 2018, in order to optimize the Company’s share capital structure, the board of directors approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 10-1. After the reverse stock split, the Company’s authorized number of Ordinary Shares became 50,000,000 shares with par value of $0.001 per share and 11,508,747 shares were issued on August 27, 2018 at par value to the original shareholders of Powerbridge Zhuhai, the equivalent to share capital of $11,509. On February 10, 2019, the board of directors further approved a reverse stock split of the Company’s authorized number of Ordinary Shares at a ratio of 1-0.6. After the reverse stock split, the Company’s authorized number of Ordinary Shares was 30,000,000 shares with par value of $0.00166667 per share and 6,905,248 shares were issued and outstanding immediately after the reserve stock split. The Company believes it is appropriate to reflect these share issuances as nominal share issuance on a retroactive basis similar to stock split pursuant to ASC 260. The Company has retroactively adjusted all shares and per share data for all the periods presented.

On September 30, 2020, the Company held its 2020 special general meeting of shareholders (the “Meeting”). At the Meeting, the Company’s shareholders approved the Company’s amended and restated Memorandum and Articles of Association (“A&R M&A”) to increase the authorized share capital. As a result, the Company’s authorized share capital is US$500,000 divided into 300,000,000 shares of a par value of US$0.00166667 each, with an increase of an additional 270,000,000 shares of a par value of US$0.00166667 each.

The Company had 45,777,318 and 8,967,748 ordinary shares issued and outstanding as of December 31, 2020 and 2019, respectively.

●	IPO

On April 4, 2019, the Company consummated its initial public offering (“IPO”) of 2,012,500 Ordinary Shares at a price of $5.00 per shares including the exercise in full of the underwriters' over-allotment option of 262,500 ordinary shares at IPO price of $5.00 per share. The gross proceeds from the IPO was $10,062,500 and the net proceeds was $8,021,987. As a result of the IPO, the Ordinary Shares now trade on the Nasdaq Capital Market under the symbol “PBTS.”

●	Public Offering Warrants

In connection with the IPO on April 4, 2019, the Company issued warrants totaling 122,500 units to the placement agents (the “Public Offering Warrants”). The warrants carry a term of five years and shall be exercisable at $5.50 per share. Management determined that these warrants are equity instruments because the warrants are both a) indexed to its own stock; and b) classified in shareholders’ equity. The warrants were recorded at their fair value on the date of grant as a component of shareholders’ equity. No warrants were exercised for the year ended December 31, 2020 and 2019. As of December 31, 2020 and 2019, the total number of warrants outstanding was 122,500 with weighted average remaining life of 3.25 years and 4.26 years, respectively. No warrants were exercised as of December 31, 2020 and 2019. The fair value of this Public Offering Warrants was $356,200, which was considered a direct cost of IPO and included in additional paid-in capital. The fair value has been estimated using the Black-Scholes pricing model with the following weighted-average assumptions: market value of underlying share of $5.00, risk free rate of 2.2%; expected term of 5 years; exercise price of the warrants of $5.5, volatility of 71.9%; and expected future dividends of nil.

●	Ordinary shares issued for consulting services

On September 30, 2019, the Company entered into a marketing development service agreement with an external consultant for service term of three years and agreed to 50,000 restricted shares as compensation. On November 28, 2019, the Company entered into a marketing development service agreement with another external consultants for service term of three years and agreed to 57,540 restricted shares as compensation. The aggregated fair value of those restricted shares was assessed at $335,469 based on the stock price of contract dates. For the year ended December 31, 2019, the Company recorded a consulting fee expense of $18,430 included in the share based compensation expense. As of December 31, 2019, there were unrecognized share based compensation expense related to the restricted shares issued for consulting services amounted to $317,039. As of December 31, 2019, the Company issued 50,000 restricted shares and issued the remaining 57,450 restricted shares in January 2020. For the year ended December 31, 2019, the aggregated of 107,540 restricted shares was included in the calculation of basic earning per shares in accordance with ASC 260-10-45-13.

On March 15, 2020, the Company signed a consulting agreement with an independent marketing professional with term of one year. Pursuant to the agreement, the Company agreed to pay total of 150,000 ordinary shares as compensation for the services after signing of the agreement. The Company issued 150,000 restricted ordinary shares on April 14, 2020. The fair value of those shares was assessed at approximately $332,100 based on the stock price of contract date. On July 30, 2020, the Company issued 24,254 ordinary shares as compensation to an advisory firm for the related investor relations advisory service during the period ended from January 2020 to July 2020. The fair value of those shares was assessed at approximately $65,001 based on the stock price of contract date. On September 26, 2020, the Company signed a consulting agreement with a third party consultant. Pursuant to the agreement, the Company agreed to pay a total of 100,000 ordinary shares as compensation for new business segment strategic positioning and planning services. The Company has not issued the above 100,000 shares as of December 31, 2020. On August 17, 2020, the Company signed a consulting agreement with a third party consultant. Pursuant to the agreement, the Company agreed to pay a total of 10,000 ordinary shares as compensation for services. The Company has not issued the above 10,000 shares as of December 31, 2020.

For the year ended December 31, 2020, the Company recorded a consulting fee expense of $487,347 included in the share based compensation expense. As of December 31, 2020, there were unrecognized share based compensation expense related to the restricted shares issued for consulting services amounted to $490,094. For the year ended December 31, 2020, the aggregated of 110,000 shares legally issuable to the two third party consultants were included in the calculation of basic earning per shares in accordance with ASC 260-10-45-13.

2018 Stock option plan

On August 18, 2018 and further amended on February 10, 2019, the Board of Directors (“Board”) approved an amended the 2018 Stock Option Plan (the “2018 Plan”).  The Plan provides for discretionary grants of stock options to key employees, directors and consultants of the Company. The purpose of the Plan is to attract and retain the best available personnel and to promote the success of the Company’s business. The Board authorized that the maximum aggregate number of ordinary shares reserved and available pursuant to this Plan shall be the aggregate of (i) 1,035,787 shares, and (ii) on each January 1, starting with January 1, 2019, an additional number of shares equal to the lesser of (A) 2% of the outstanding number of ordinary shares (on a fully-diluted basis) on the immediately preceding December 31, and (B) such lower number of ordinary shares as may be determined by the Committee. The Plan shall become effective on the effective date of the Company’s contemplated initial public offering is completed, which was on April 4, 2019. The grants under the Plan generally have a maximum contractual term of ten years from the date of grant. Stock option awards granted under the plan at the determination of the Board shall be effective and exercisable after the Company’ completion of IPO of its securities. The terms of individual agreements for various grants under the Plan will be determined by the Board (or its Compensation Committee) and might contain both service and performance conditions. The Company believes the options contain an explicit service condition and a performance condition. On July 2, 2020, the Board approved to amend the 2018 Plan to adjust that the maximum aggregate number of ordinary shares reserved and available pursuant to the 2018 Plan shall not at any time exceed 20% of the total number of outstanding Ordinary Shares at the time of issuance, from time to time. Such amendment was approved during shareholders’ annual meeting on July 27, 2020.

On April 4, 2019, the Board approved to issue 1,050,500 stock options to its employees under 2018 stock option plan with exercise price of $5.0 per share. These options generally have vesting periods of 1-3 years and will expire no later than April 3, 2024.

On April 4, 2019, the Board approved to issue 300,000stock options to an external consultant under 2018 stock option plan with exercise price of $3.75 per share. These options were fully vested upon grant and will expire no later than April 3, 2029.

The fair value of stock options was determined at the date of grant using the Black-Scholes option pricing model. The Black-Scholes option model requires management to make various estimates and assumptions, including expected term, expected volatility, risk-free rate, and dividend yield. The expected term represents the period of time that stock-based compensation awards granted are expected to be outstanding and is estimated based on considerations including the vesting period, contractual term and anticipated employee exercise patterns. Expected volatility is based on the historical volatility of the Company’s stock. The risk-free rate is based on the U.S. Treasury yield curve in relation to the contractual life of stock-based compensation instruments. The dividend yield assumption is based on historical patterns and future expectations for the Company dividends. For the year ended December 31, 2020, assumptions used to estimate the fair value of stock options on the grant dates are as follows:

Options granted in April 2019
Risk-free interest rate	2.3%-2.5%
Expected life of the options	5-10 years
Expected volatility	71.9%
Expected dividend yield	0%
Fair value	$4,376,500

2018 Stock option plan

A summary of activities of the stock options for the years ended December 31, 2019 and 2020 is presented as follows:

	Number of Share Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
		US$	Year	US$

Outstanding as of January 1, 2019	-	-	-	-
Granted	1,350,500	4.72	-	-
Expired, forfeited or cancelled	-	-	-	-
Outstanding as of December 31, 2019	1,350,500	4.72	5.37	-
Granted	-	-	-	-
Expired, forfeited or cancelled	-	-	-	-
Outstanding as of December 31, 2020	1,350,500	4.72	4.37	-
Exercisable as of December 31, 2020	760,667	4.51	5.23	-

For the year ended December 31, 2020 and 2019, total share-based compensation expenses recognized for the share options granted were $986,629 and $2,333,460, respectively. As of December 31, 2020 and 2019, there were $1,056,410 and $2,043,040 unrecognized share-based compensation expenses related to the share options granted, respectively.

2020 Private placement

On August 24, 2020, Company closed certain non-broker securities purchase agreements (the “SPAs”) with certain “non-U.S. Persons” (the “Purchasers”) as defined in Regulation S of the Securities Act of 1933, as amended (the “Securities Act”) pursuant to which the Company agreed to sell an aggregate of 8,800,000 ordinary shares, $0.00166667 par value per share of the Company (“Share”), at a per share purchase price of $2.00 (the “Offering”). The net proceeds to the Company from such Offering was $17.6 million.

2020 Conversion of convertible loan

On November 16, 2020, the Company issued an aggregate of 27,777,776 restricted ordinary shares, par value $0.00166667 per share, of the Company, to the conversion note holders (Note 10). The fair value of the conversion note was assessed at $65,258,333 upon conversion based on the binomial model assessed by the independent valuation firm.

Additional paid-in capital

As of December 31, 2020 and 2019, additional paid-in capital in the consolidated balance sheet represented the combined contributed capital of the Company’s subsidiaries.

Statutory reserve

Under PRC law, the Company’s subsidiary located in the PRC (collectively referred as the (“PRC entities”) are required to provide for certain statutory reserves. The PRC entities are required to allocate at least 10% of their after-tax profits on an individual company basis as determined under PRC accounting standards to the statutory reserve and has the right to discontinue allocations to the statutory reserve if such reserve has reached 50% of registered capital on an individual company basis.

The Company’s subsidiaries in PRC had accumulated deficits for the years ended December 31, 2020 and 2019, as a result, the statutory reserve balances were Nil as of December 31, 2020 and 2019.